Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Schedule of right of use assets

	2025	2024
Balance at January 1	288	156
Depreciation	(299)	(127)
Additions	1,072	265
Derecognition	(248)	(256)
Derecognition - accumulated depreciation	248	256
Foreign currency movement	28	(6)
Balance at December 31	1,089	288

Schedule of lease liabilities

	2025	2024
Balance at January 1	294	208
Additions to lease liability	1,072	265
Finance cost	93	10
Lease payments	(337)	(182)
Foreign currency movement	57	(7)
Balance at December 31	1,179	294

Schedule of amounts recognised in profit or loss and statement of cash flows

	2025	2024	2023
Finance cost on lease liabilities (note 15)	93	10	22
Unrealised foreign exchange (loss) gain	(29)	1	(5)
Depreciation	299	127	124
	363	138	141

	2025	2024	2023
Total cash outflow for leases - principal	244	172	162
Total cash outflow for leases - finance cost	93	10	22
Total cash outflow for leases - payments	337	182	184

Schedule of maturity of lease liabilities

	2025	2024
Less than one year	349	121
One to two years	315	82
Two to three years	326	73
Three to four years	112	79
Four to five years	112	—
More than five years	168	—
Total lease payments	1,382	355
Finance cost	(203)	(61)
Present value of lease liabilities	1,179	294